Organization and Principal Activities - Schedule of Subsidiaries (Details)	6 Months Ended
Jun. 30, 2026
Aster BVI [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Feb. 25, 2011
Place of incorporation	BVI
Percentage of direct ownership	100.00%
Principal activities	Investment holding
Lucky Knot Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Jul. 18, 2019
Place of incorporation	BVI
Percentage of direct ownership	100.00%
Principal activities	Investment holding
Aster Industrial Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Aug. 08, 2019
Place of incorporation	BVI
Percentage of direct ownership	100.00%
Principal activities	Investment holding
Aster Online [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Aug. 15, 2019
Place of incorporation	Hong Kong
Percentage of direct ownership	100.00%
Principal activities	Investment holding
Aster HK [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Aug. 16, 2019
Place of incorporation	Hong Kong
Percentage of direct ownership	100.00%
Principal activities	Sales of compatible toner cartridges
Aster Graphics, Inc. (“Aster U.S.”) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Mar. 01, 2011
Place of incorporation	U.S.
Percentage of direct ownership	100.00%
Principal activities	Sales of compatible toner cartridges in the U.S.
Aster NL [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Jul. 08, 2011
Place of incorporation	Netherlands
Percentage of direct ownership	100.00%
Principal activities	Sales of compatible toner cartridges in Europe
Jiangxi Yibo [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Jan. 12, 2011
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Manufacture of compatible toner cartridges in the PRC
Aster Germany [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Sep. 25, 2018
Place of incorporation	Germany
Percentage of direct ownership	100.00%
Principal activities	Sales of compatible toner cartridges in Europe
Aster Italy [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	May 07, 2018
Place of incorporation	Italy
Percentage of direct ownership	100.00%
Principal activities	Sales of compatible toner cartridges in Europe
Aster France [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Apr. 03, 2019
Place of incorporation	France
Percentage of direct ownership	100.00%
Principal activities	Sales of compatible toner cartridges in Europe
Jiangxi Leibotai Electronic Technology Co., Ltd. (“Jiangxi Leibotai”) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Jun. 26, 2012
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Provision of procurement services in the PRC
Yantuo (Guangdong) Technology Co., Ltd. (“Yantuo”) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Apr. 08, 2013	[1]
Place of incorporation	PRC	[1]
Percentage of direct ownership	100.00%	[1]
Principal activities	Provision of sales management services in the PRC	[1]
Planet Image International Electronic Technology Shenzhen Co., Ltd. (formerly known as Shenzhen Dinghong Shengda E-commerce Co., Ltd.) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Feb. 28, 2020
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Provision of sales management services in the PRC
Aster Technology UK Ltd. (“Aster UK”) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Jan. 21, 2019
Place of incorporation	United Kingdom
Percentage of direct ownership	100.00%
Principal activities	Sales of compatible toner cartridges in Europe
Peony Trade Co., Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Mar. 09, 2020
Place of incorporation	Hong Kong
Percentage of direct ownership	100.00%
Principal activities	Investment holding
White Poplar Co., Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Mar. 09, 2020
Place of incorporation	Hong Kong
Percentage of direct ownership	100.00%
Principal activities	Investment holding
Joyful Product Trade Co., Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Mar. 09, 2020
Place of incorporation	Hong Kong
Percentage of direct ownership	100.00%
Principal activities	Investment holding
Grand Future Trade Co., Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Mar. 09, 2020
Place of incorporation	Hong Kong
Percentage of direct ownership	100.00%
Principal activities	Investment holding
Oriental Poetry Co., Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Mar. 05, 2020
Place of incorporation	Hong Kong
Percentage of direct ownership	100.00%
Principal activities	Investment holding
Prosperity Product Trade Co., Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Mar. 09, 2020
Place of incorporation	Hong Kong
Percentage of direct ownership	100.00%
Principal activities	Investment holding
Atlantic Marketing Co., Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Mar. 05, 2020
Place of incorporation	Hong Kong
Percentage of direct ownership	100.00%
Principal activities	Investment holding

[1]	Aster UK is a directly wholly-owned subsidiary of Yantuo through equity investment.